SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 12:-	SUBSEQUENT EVENTS

a.
On October 1, 2024, the Company completed the acquisition of Venafi Holdings, Inc., a leader in machine identity management, and its subsidiaries (collectively, “Venafi”). This acquisition will combine Venafi’s machine identity management capabilities with the Company’s leading identity security capabilities to establish a unified platform for end-to-end machine identity security at enterprise scale.

The Company will account for the acquisition as a business combination in accordance with ASC No. 805, “Business Combinations”. The purchase consideration transferred to Venafi amounted to $1.66 billion in a combination of $1.02 billion in cash and $0.64 billion of Company ordinary shares. Goodwill generated from this business combination is primarily attributable to the assembled workforce and expected post-acquisition synergies from integrating Venafi`s technology into the Company’s portfolio.